Employee costs and share plans for employees, Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical location
Average number of employees	74,800	67,300	63,200
Number of employees	76,100	70,600	64,600
UK
Disclosure of geographical location
Average number of employees	7,900	7,400	7,200
Europe
Disclosure of geographical location
Average number of employees	16,600	15,500	14,800
The Americas
Disclosure of geographical location
Average number of employees	17,300	16,600	16,700
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	33,000	27,800	24,500